MATERIAL ACCOUNTING POLICY INFORMATION - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Property and buildings | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	10 years
Property and buildings | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	25 years
Geological equipment and other facilities | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	2 years
Geological equipment and other facilities | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	20 years
Computer equipment | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	2 years
Computer equipment | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	5 years
Office furniture and equipment
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	5 years
Vehicles | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	3 years
Vehicles | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	7 years
Mobile equipment | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	2 years
Mobile equipment | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Estimated useful lives of property, plant and equipment	10 years